Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 89.0%	Shares	Value
Advertising - 0.4%
Clear Channel Outdoor Holdings, Inc. (a)	32,044	$ 77,547
National CineMedia, Inc.	29,982	120,228
Stagwell, Inc. (a)(b)	19,452	164,369
		362,144

Aerospace/Defense - 1.4%
AAR Corp. (a)	1,087	152,224
AerSale Corp. (a)	8,269	51,268
Amprius Technologies, Inc. (a)	3,709	35,606
Archer Aviation, Inc. - Class A (a)	19,152	88,865
Astronics Corp. (a)	706	49,060
Astronics Corp. - Class B (a)	139	9,608
Beta Technologies, Inc. - Class A (a)	4,937	93,457
Ducommun, Inc. (a)	366	65,521
Firefly Aerospace, Inc. (a)(b)	3,899	79,267
Intuitive Machines, Inc. (a)(b)	4,172	51,483
Mercury Systems, Inc. (a)	2,394	232,457
National Presto Industries, Inc.	457	55,489
Ondas, Inc. (a)(b)	14,635	109,616
Red Cat Holdings, Inc. (a)(b)	4,112	30,963
Redwire Corp. (a)(b)	4,995	43,057
Voyager Technologies, Inc. - Class A (a)(b)	1,917	47,024
York Space Systems, Inc. (a)(b)	3,958	58,301
		1,253,266

Agriculture - 0.5%
Andersons, Inc.	1,058	74,885
Limoneira Co.	10,551	136,847
Tejon Ranch Co. (a)	7,099	120,186
Turning Point Brands, Inc.	520	38,797
Universal Corp.	1,889	99,531
		470,246

Airlines - 0.4%
Allegiant Travel Co. (a)	1,001	98,178
Copa Holdings SA - Class A	913	128,934
JetBlue Airways Corp. (a)	16,666	100,496
		327,608

Apparel - 1.0%
Capri Holdings Ltd. (a)	5,386	85,799
Columbia Sportswear Co.	687	40,794
Kontoor Brands, Inc.	1,985	166,224
Levi Strauss & Co. - Class A	8,780	215,286
PVH Corp.	1,244	107,805
Steven Madden Ltd.	3,832	176,578
Wolverine World Wide, Inc.	4,257	83,778
		876,264

Auto Manufacturers - 0.2%
Blue Bird Corp. (a)(b)	944	70,224
Lucid Group, Inc. (a)	10,272	75,808

		146,032

Auto Parts & Equipment - 1.1%
Adient PLC (a)	4,874	102,549
Aeva Technologies, Inc. (a)	2,750	48,235
Cooper-Standard Holdings, Inc. (a)	1,368	40,315
Dana, Inc.	4,148	111,706
Dorman Products, Inc. (a)	750	99,870
Douglas Dynamics, Inc.	1,813	80,008
Garrett Motion, Inc.	3,820	118,993
Phinia, Inc.	1,710	125,839
Standard Motor Products, Inc.	2,987	114,193
Versigent PLC (a)	2,188	90,474
Visteon Corp. (b)	1,153	120,534
		1,052,716

Banks - 9.3%
Alerus Financial Corp. (b)	5,222	173,736
Ameris Bancorp	1,939	169,100
Arrow Financial Corp.	2,642	105,257
Associated Banc-Corp. (b)	5,871	181,296
Atlantic Union Bankshares Corp.	4,514	191,529
BancFirst Corp.	741	83,600
Bancorp, Inc. (a)	784	52,583
Bank of Hawaii Corp.	1,311	104,749
Bank of Marin Bancorp	3,616	105,443
Bank of NT Butterfield & Son Ltd.	1,042	63,864
BankUnited, Inc.	2,451	114,339
BayCom Corp.	1,539	46,447
Bridgewater Bancshares, Inc. (a)	4,926	100,884
Burke & Herbert Financial Services Corp.	556	40,727
Camden National Corp.	970	56,153
Capital Bancorp, Inc.	4,525	168,918
Capital City Bank Group, Inc.	892	46,268
Carter Bankshares, Inc.	4,412	152,567
Cathay General Bancorp (b)	981	61,989
Citizens & Northern Corp.	4,486	113,900
City Holding Co.	409	59,350
Civista Bancshares, Inc.	3,916	113,799
Colony Bankcorp, Inc.	6,858	150,327
Community Trust Bancorp, Inc.	855	67,075
ConnectOne Bancorp, Inc.	1,654	54,483
Customers Bancorp, Inc. (a)	1,140	89,695
CVB Financial Corp.	7,192	160,885
Dime Commercial Bancshares, Inc.	1,198	48,830
Eastern Bankshares, Inc.	6,556	150,526
First Bancorp, Inc.	3,179	111,583
First BanCorp/Puerto Rico (b)	10,260	296,822
First Bancorp/Southern Pines NC	1,710	107,508
First Bank/Hamilton NJ	5,676	105,176
First Busey Corp.	2,168	66,904
First Business Financial Services, Inc.	799	56,098
First Community Bankshares, Inc.	1,542	73,584
First Financial Bancorp (b)	2,337	79,061
First Hawaiian, Inc.	5,301	147,315
First Interstate BancSystem, Inc. - Class A (b)	4,110	156,262
First Merchants Corp. (b)	1,336	57,635
Flagstar Bank NA	6,927	98,502
Fulton Financial Corp.	9,601	233,592

Great Southern Bancorp, Inc.	628	50,435
Hancock Whitney Corp.	2,508	193,116
Heritage Financial Corp.	1,825	54,257
Hope Bancorp, Inc.	4,166	58,366
Independent Bank Corp. (b)	2,109	176,797
International Bancshares Corp. (b)	1,539	117,795
Lakeland Financial Corp.	1,083	67,850
Live Oak Bancshares, Inc.	1,830	78,324
Mercantile Bank Corp.	912	54,793
Merchants Bancorp	684	37,743
NB Bancorp, Inc.	2,065	47,516
NBT Bancorp, Inc.	1,767	93,033
Nicolet Bankshares, Inc.	579	98,963
Northeast Bank	399	49,544
OFG Bancorp (b)	3,078	162,703
Origin Bancorp, Inc.	1,255	68,686
Park National Corp.	513	106,781
Pathward Financial, Inc.	423	37,325
PCB Bancorp	3,938	109,752
Peoples Financial Services Corp.	798	56,147
Plumas Bancorp	862	52,849
Prosperity Bancshares, Inc.	649	48,591
Renasant Corp.	1,938	84,439
S&T Bancorp, Inc.	1,198	62,476
Seacoast Banking Corp. of Florida	2,610	90,671
ServisFirst Bancshares, Inc.	1,632	146,064
Shore Bancshares, Inc.	2,679	65,635
Simmons First National Corp. - Class A	7,186	169,518
SmartFinancial, Inc.	2,376	124,502
South Plains Financial, Inc.	1,517	68,022
Southern First Bancshares, Inc. (a)	798	49,795
Southside Bancshares, Inc.	1,254	40,768
Stock Yards Bancorp, Inc.	1,197	101,865
Texas Capital Bancshares, Inc.	1,368	135,227
Tompkins Financial Corp.	684	68,291
TriCo Bancshares	1,083	62,316
Triumph Financial, Inc. (a)	1,728	131,207
TrustCo Bank Corp.	1,141	65,014
Trustmark Corp.	1,197	56,798
United Community Banks, Inc. (b)	3,763	133,361
Unity Bancorp, Inc.	1,083	63,778
Washington Trust Bancorp, Inc.	2,070	80,689
WesBanco, Inc.	4,504	186,375
West BanCorp, Inc.	3,941	110,545
Westamerica BanCorp	912	54,857
		8,591,940

Beverages - 0.1%
National Beverage Corp.	1,140	36,069
Vita Coco Co., Inc. (a)	1,539	101,482
		137,551

Biotechnology - 8.8%
4D Molecular Therapeutics, Inc. (a)	4,737	48,223
ACADIA Pharmaceuticals, Inc. (a)	4,282	110,775
Alto Neuroscience, Inc. (a)	3,172	85,866
Alumis, Inc. (a)	2,816	79,552
AnaptysBio, Inc. (a)	790	42,154
ANI Pharmaceuticals, Inc. (a)	655	51,902

Annexon, Inc. (a)	7,813	39,807
Apogee Therapeutics, Inc. (a)	1,734	232,512
Arcus Biosciences, Inc. (a)	3,350	94,437
Arcutis Biotherapeutics, Inc. (a)	3,998	107,386
Ardelyx, Inc. (a)	11,647	57,653
AtaiBeckley, Inc. (a)	11,832	84,954
Beam Therapeutics, Inc. (a)(b)	3,668	93,607
Bicara Therapeutics, Inc. (a)	2,836	76,856
BioCryst Pharmaceuticals, Inc. (a)	10,841	97,352
Biohaven Ltd. (a)	7,589	102,452
Capricor Therapeutics, Inc. (a)	1,931	7,434
Celcuity, Inc. (a)(b)	1,469	126,892
Celldex Therapeutics, Inc. (a)	3,600	137,016
CG oncology, Inc. (a)	1,982	141,099
Cogent Biosciences, Inc. (a)	3,795	147,739
Crinetics Pharmaceuticals, Inc. (a)	3,174	265,092
Definium Therapeutics, Inc. (a)	4,357	189,617
Denali Therapeutics, Inc. (a)	5,992	137,936
Dianthus Therapeutics, Inc. (a)	1,245	133,115
Dyne Therapeutics, Inc. (a)	4,695	118,220
Edgewise Therapeutics, Inc. (a)	2,546	97,843
Erasca, Inc. (a)	5,612	101,858
Greenwich Lifesciences, Inc. (a)	1,083	14,621
Ideaya Biosciences, Inc. (a)	4,146	147,183
Immatics NV (a)	5,446	47,162
Immunome, Inc. (a)(b)	3,687	83,916
Immunovant, Inc. (a)	2,864	110,608
Innoviva, Inc. (a)	4,924	103,256
Intellia Therapeutics, Inc. (a)	4,302	45,945
Iovance Biotherapeutics, Inc. (a)	16,596	67,546
Janux Therapeutics, Inc. (a)	6,115	92,765
Kodiak Sciences, Inc. (a)	3,420	142,204
Kura Oncology, Inc. (a)(b)	13,400	120,734
Kymera Therapeutics, Inc. (a)	1,787	184,776
Ligand Pharmaceuticals, Inc. (a)(b)	619	177,987
Liquidia Corp. (a)	2,928	246,274
Mineralys Therapeutics, Inc. (a)	1,867	47,646
Monte Rosa Therapeutics, Inc. (a)(b)	2,357	38,938
Nektar Therapeutics (a)(b)	989	69,893
NeoGenomics, Inc. (a)	10,334	158,007
Novavax, Inc. (a)	5,823	42,624
Nurix Therapeutics, Inc. (a)	4,997	115,980
Nuvation Bio, Inc. (a)	8,753	55,407
Olema Pharmaceuticals, Inc. (a)	2,737	31,339
Oruka Therapeutics, Inc. (a)	1,700	164,067
Perspective Therapeutics, Inc. (a)	6,102	17,757
Precigen, Inc. (a)	12,327	77,290
PTC Therapeutics, Inc. (a)	2,861	194,577
Rapport Therapeutics, Inc. (a)	2,189	89,705
Recursion Pharmaceuticals, Inc. - Class A (a)	26,790	80,370
Relay Therapeutics, Inc. (a)	12,328	232,136
Rocket Pharmaceuticals, Inc. (a)	22,531	70,071
Sana Biotechnology, Inc. (a)	13,693	42,859
Sarepta Therapeutics, Inc. (a)(b)	4,250	63,155
Savara, Inc. (a)	10,979	59,945
Scholar Rock Holding Corp. (a)	2,695	127,460
Solid Biosciences, Inc. (a)	7,132	57,484
Stoke Therapeutics, Inc. (a)	1,884	54,372
Syndax Pharmaceuticals, Inc. (a)	4,116	78,410
Tango Therapeutics, Inc. (a)	2,784	75,669

Tarsus Pharmaceuticals, Inc. (a)	932	55,025
Taysha Gene Therapies, Inc. (a)	12,098	70,894
TG Therapeutics, Inc. (a)	5,202	270,660
Travere Therapeutics, Inc. (a)	3,289	183,822
Ultragenyx Pharmaceutical, Inc. (a)	7,145	177,982
Vera Therapeutics, Inc. (a)	1,526	48,985
Veracyte, Inc. (a)	2,687	124,462
Vericel Corp. (a)	3,311	152,174
Viking Therapeutics, Inc. (a)	3,895	123,627
Vir Biotechnology, Inc. (a)	6,457	55,918
Xencor, Inc. (a)	7,597	153,535
Zymeworks, Inc. (a)	3,745	82,165
		8,138,736

Building Materials - 1.1%
Aspen Aerogels, Inc. (a)	23,180	107,323
Boise Cascade Co.	816	62,326
Gibraltar Industries, Inc. (a)	2,406	101,678
Griffon Corp.	1,374	118,398
Hayward Holdings, Inc. (a)	4,294	64,968
Knife River Corp. (a)(b)	1,938	141,803
LSI Industries, Inc.	3,331	77,912
Masterbrand, Inc. (a)	16,502	136,142
Trex Co., Inc. (a)	4,797	207,998
		1,018,548

Chemicals - 2.2%
AdvanSix, Inc.	2,523	50,611
Ashland, Inc. (b)	1,547	112,328
Balchem Corp.	1,027	172,079
Cabot Corp.	986	86,788
Chemours Co.	4,223	70,144
Ecovyst, Inc. (a)	3,866	46,624
FMC Corp.	10,097	108,139
Hawkins, Inc.	605	77,458
HB Fuller Co. (b)	1,694	93,678
Huntsman Corp.	6,343	61,908
Ingevity Corp. (a)	1,825	133,426
Koppers Holdings, Inc.	1,382	67,746
Lightwave Logic, Inc. (a)	5,455	35,239
Mativ Holdings, Inc.	5,397	47,116
Minerals Technologies, Inc.	985	75,096
Oil-Dri Corp. of America	1,267	125,699
Olin Corp. (b)	5,440	100,694
Perimeter Solutions, Inc. (a)	5,073	155,284
Quaker Chemical Corp.	348	55,861
Rogers Corp. (a)	347	42,844
Sensient Technologies Corp.	1,254	155,082
Stepan Co.	2,190	140,467
		2,014,311

Coal - 0.4%
Alpha Metallurgical Resources, Inc. (a)	413	56,647
Core Natural Resources, Inc.	1,320	105,389
Peabody Energy Corp.	2,786	59,397
Warrior Met Coal, Inc.	1,622	128,803
		350,236

Commercial Services - 5.3%
Alarm.com Holdings, Inc. (a)	1,316	72,051
Arlo Technologies, Inc. (a)	3,845	56,598
Avis Budget Group, Inc. (a)(b)	528	72,568
Bright Horizons Family Solutions, Inc. (a)(b)	2,414	179,940
Brink's Co. (b)	941	111,461
Cimpress PLC (a)(b)	981	96,825
Covista, Inc. (a)	1,163	145,201
Deluxe Corp.	2,656	68,711
EquipmentShare.com, Inc. - Class A (a)	5,003	93,806
Euronet Worldwide, Inc. (a)(b)	1,665	118,765
EVERTEC, Inc.	5,148	156,705
First Advantage Corp. (a)	11,269	223,577
Flywire Corp. (a)	5,384	86,198
GPGI, Inc. (b)	7,085	93,522
Graham Holdings Co. - Class B	83	99,894
Grand Canyon Education, Inc. (a)	732	106,389
H&R Block, Inc.	4,038	177,793
Hackett Group, Inc.	11,336	121,522
ICF International, Inc.	1,215	98,318
Kelly Services, Inc. - Class A	14,270	211,767
Korn Ferry	2,965	243,931
Laureate Education, Inc. (a)	6,100	233,691
Legence Corp. - Class A (a)	1,254	80,168
Payoneer Global, Inc. (a)	32,077	229,992
Perdoceo Education Corp.	2,351	74,785
Progyny, Inc. (a)	2,663	82,899
Remitly Global, Inc. (a)	5,972	135,982
Robert Half, Inc.	8,154	308,221
Sezzle, Inc. (a)	684	105,849
Shift4 Payments, Inc. - Class A (a)(b)	2,318	122,854
Strategic Education, Inc.	1,152	94,464
Stride, Inc. (a)	2,483	199,360
Universal Technical Institute, Inc. (a)	915	35,969
Verra Mobility Corp. (a)	31,022	164,106
Vestis Corp. (a)	7,882	113,974
Willdan Group, Inc. (a)	470	32,209
WillScot Holdings Corp.	7,640	185,499
		4,835,564

Computers - 2.0%
Diebold Nixdorf, Inc. (a)	1,083	79,698
DXC Technology Co. (a)	12,334	138,634
Globant SA (a)	2,114	77,372
Infleqtion, Inc. (a)(b)	4,930	48,462
Insight Enterprises, Inc. (a)	1,314	169,414
Kyndryl Holdings, Inc. (a)	11,412	154,633
Mitek Systems, Inc. (a)	2,622	43,787
NCR Atleos Corp. (a)	1,863	87,617
NetScout Systems, Inc. (a)	1,417	57,629
Netskope, Inc. - Class A (a)	6,112	76,950
NextNav, Inc. (a)	4,079	53,476
PAR Technology Corp. (a)(b)	3,113	52,765
Pitney Bowes, Inc. (b)	4,594	80,533
Tenable Holdings, Inc. (a)	9,320	304,205
V2X, Inc. (a)	570	51,437
Varonis Systems, Inc. (a)	8,256	329,827
		1,806,439

Cosmetics/Personal Care - 0.3%
elf Beauty, Inc. (a)	2,345	194,377
Perrigo Co. PLC	8,141	82,306
		276,683

Distribution/Wholesale - 0.8%
G-III Apparel Group Ltd. (b)	1,824	66,412
Gold.com, Inc.	1,470	60,799
OPENLANE, Inc. (a)	4,503	179,039
Resideo Technologies, Inc. (a)	4,133	141,762
Rush Enterprises, Inc. - Class A	2,109	168,277
VSE Corp.	776	150,847
		767,136

Diversified Financial Services - 3.6%
Acadian Asset Management, Inc.	1,255	108,545
Artisan Partners Asset Management, Inc. - Class A	1,741	68,317
BGC Group, Inc. - Class A	11,856	136,581
Bread Financial Holdings, Inc.	2,198	237,538
Dave, Inc. (a)	230	85,719
DigitalBridge Group, Inc. (b)	6,513	103,361
Enact Holdings, Inc.	1,255	59,387
Enova International, Inc. (a)	798	202,804
EZCORP, Inc. - Class A (a)(b)	2,622	78,057
Federal Agricultural Mortgage Corp. - Class C	1,008	229,421
Federated Hermes, Inc.	1,948	116,802
Galaxy Digital, Inc. - Class A (a)(b)	7,872	165,391
Hyperliquid Strategies, Inc. (a)	4,712	29,262
Miami International Holdings, Inc. (a)	1,455	68,443
Moelis & Co. - Class A	3,192	214,119
Nelnet, Inc. - Class A	684	92,935
Oppenheimer Holdings, Inc. - Class A	685	73,048
Perella Weinberg Partners (b)	6,158	108,689
Piper Sandler Cos. (b)	1,905	144,399
PJT Partners, Inc. - Class A	704	118,490
Radian Group, Inc.	5,303	206,764
StepStone Group, Inc. - Class A	1,159	50,834
Strive, Inc. (a)	2,481	27,564
Twenty One Capital, Inc. - Class A (a)	15,114	64,537
Upstart Holdings, Inc. (a)	5,362	147,133
Victory Capital Holdings, Inc. - Class A	1,368	135,473
Virtu Financial, Inc. - Class A	2,351	138,074
Webull Corp. (a)	10,125	71,482
WisdomTree, Inc. (b)	3,477	67,349
		3,350,518

Electric - 1.2%
Avista Corp.	2,623	106,100
Black Hills Corp. (b)	1,741	123,977
Clearway Energy, Inc. - Class C	4,395	139,453
Hawaiian Electric Industries, Inc. (a)	4,758	61,474
MGE Energy, Inc.	1,986	157,947
Northwestern Energy Group, Inc.	1,404	96,511
Otter Tail Corp.	845	74,715
TXNM Energy, Inc. (b)	2,736	158,469
Unitil Corp.	3,195	172,338
		1,090,984

Electrical Components & Equipment - 0.5%
American Superconductor Corp. (a)	1,995	58,593
AZZ, Inc.	810	117,223
Belden, Inc.	997	123,678
nLight, Inc. (a)	2,738	188,375
		487,869

Electronics - 1.7%
Atkore, Inc. (b)	1,264	92,221
Atmus Filtration Technologies, Inc.	1,575	81,317
Avnet, Inc.	2,622	232,939
Bel Fuse, Inc. - Class B	190	51,674
Benchmark Electronics, Inc. (b)	1,654	131,940
Brady Corp. - Class A	695	65,518
CTS Corp.	741	47,513
Enovix Corp. (a)(b)	18,776	76,794
Itron, Inc. (a)	1,119	111,520
Kimball Electronics, Inc. (a)	5,381	133,072
Knowles Corp. (a)	3,751	137,249
OSI Systems, Inc. (a)	631	139,697
Standex International Corp.	210	62,265
Vishay Intertechnology, Inc. (b)	6,647	227,460
		1,591,179

Energy-Alternate Sources - 0.8%
Array Technologies, Inc. (a)	9,553	49,867
Eos Energy Enterprises, Inc. (a)(b)	9,580	32,380
Fluence Energy, Inc. (a)(b)	4,176	58,172
Green Plains, Inc. (a)	6,649	112,036
Plug Power, Inc. (a)(b)	52,401	107,946
REX American Resources Corp. (a)	2,351	101,187
SolarEdge Technologies, Inc. (a)(b)	2,475	101,970
Sunrun, Inc. (a)	6,475	63,520
T1 Energy, Inc. (a)	7,589	31,646
XPLR Infrastructure LP (a)	3,707	44,113
		702,837

Engineering & Construction - 1.2%
Centuri Holdings, Inc. (a)	3,488	97,106
Construction Partners, Inc. - Class A (a)	1,604	165,774
Exponent, Inc. (b)	2,754	184,105
Frontdoor, Inc. (a)	2,337	169,736
Granite Construction, Inc.	1,539	186,173
MYR Group, Inc. (a)	437	145,617
Orion Group Holdings, Inc. (a)	3,426	33,506
Tutor Perini Corp. (b)	1,589	133,079
		1,115,096

Entertainment - 1.3%
AMC Entertainment Holdings, Inc. (a)	34,262	96,619
Atlanta Braves Holdings, Inc. - Class C (a)	1,597	81,175
Cinemark Holdings, Inc.	3,192	116,795
Madison Square Garden Entertainment Corp. (a)	1,369	105,769
Madison Square Garden Sports Corp. (a)	456	179,518
Marriott Vacations Worldwide Corp.	1,258	122,668
Penn Entertainment, Inc. (a)	7,264	149,130
Red Rock Resorts, Inc. - Class A	2,224	143,315
Rush Street Interactive, Inc. (a)	2,172	58,448

Six Flags Entertainment Corp. (a)	8,788	152,296
		1,205,733

Environmental Control - 0.4%
CECO Environmental Corp. (a)	1,267	83,483
Energy Recovery, Inc. (a)	10,588	91,586
Enviri Corp. (a)	709	15,726
Pure Cycle Corp. (a)	11,528	121,159
PureCycle Technologies, Inc. (a)	4,889	31,143
		343,097

Food - 0.8%
Cal-Maine Foods, Inc. (b)	1,560	136,937
Chefs' Warehouse, Inc. (a)	1,401	161,605
Ingles Markets, Inc. - Class A (b)	861	77,499
John B Sanfilippo & Son, Inc.	981	81,188
Mission Produce, Inc. (a)	7,716	97,299
Simply Good Foods Co. (a)	10,903	110,992
United Natural Foods, Inc. (a)	1,616	82,141
		747,661

Gas - 0.5%
Chesapeake Utilities Corp. (b)	583	77,411
MDU Resources Group, Inc.	3,547	70,763
Northwest Natural Holding Co.	1,335	65,308
ONE Gas, Inc.	1,508	117,096
Spire, Inc.	2,145	171,300
		501,878

Hand/Machine Tools - 0.2%
Franklin Electric Co., Inc.	798	83,566
Kennametal, Inc.	2,736	92,942
		176,508

Healthcare-Products - 3.5%
10X Genomics, Inc. - Class A (a)	3,550	167,809
Adaptive Biotechnologies Corp. (a)	5,544	125,128
AngioDynamics, Inc. (a)	3,592	53,126
Axogen, Inc. (a)	1,425	60,149
Azenta, Inc. (a)	3,403	95,726
Billiontoone, Inc. (a)(b)	693	96,050
BioLife Solutions, Inc. (a)	3,255	101,816
CareDx, Inc. (a)	3,502	153,072
Envista Holdings Corp. (a)	7,947	217,033
GRAIL, Inc. (a)	1,119	76,719
Haemonetics Corp. (a)(b)	1,520	130,021
ICU Medical, Inc. (a)	716	120,653
Integer Holdings Corp. (a)	1,237	149,937
iRadimed Corp.	855	77,685
IRhythm Holdings, Inc. (a)	674	78,973
Kestra Medical Technologies Ltd. (a)(b)	2,285	52,167
Lantheus Holdings, Inc. (a)(b)	2,347	233,855
LeMaitre Vascular, Inc. (b)	1,032	104,562
Merit Medical Systems, Inc. (a)	2,943	250,184
Neogen Corp. (a)	9,134	109,973
Novocure Ltd. (a)	4,152	61,616
Omnicell, Inc. (a)	1,495	52,878
Orthofix Medical, Inc. (a)	12,051	142,202

Procept Biorobotics Corp. (a)(b)	3,735	69,546
Tactile Systems Technology, Inc. (a)	1,654	46,593
Tandem Diabetes Care, Inc. (a)(b)	3,517	68,582
Twist Bioscience Corp. (a)	2,024	185,297
UFP Technologies, Inc. (a)(b)	366	93,249
		3,174,601

Healthcare-Services - 1.9%
Acadia Healthcare Co., Inc. (a)	3,084	91,348
agilon health, Inc. (a)	461	42,232
Astrana Health, Inc. (a)	3,192	113,508
Brookdale Senior Living, Inc. (a)(b)	6,215	90,739
Clover Health Investments Corp. (a)	11,302	47,129
Concentra Group Holdings Parent, Inc.	3,896	123,308
GeneDx Holdings Corp. (a)	1,029	66,998
National HealthCare Corp.	570	128,837
Option Care Health, Inc. (a)	7,487	172,426
Oscar Health, Inc. - Class A (a)	7,837	244,671
PACS Group, Inc. (a)(b)	2,597	119,488
Pediatrix Medical Group, Inc. (a)	3,139	83,215
Pennant Group, Inc. (a)	1,539	62,053
Privia Health Group, Inc. (a)	5,531	130,919
RadNet, Inc. (a)	1,122	71,561
Sotera Health Co. (a)	6,613	118,108
Surgery Partners, Inc. (a)	5,194	79,988
		1,786,528

Home Builders - 1.0%
Cavco Industries, Inc. (a)	208	113,782
Century Communities, Inc.	3,173	213,099
Champion Homes, Inc. (a)	1,203	95,771
Green Brick Partners, Inc. (a)	1,897	134,175
LCI Industries	723	74,006
LGI Homes, Inc. (a)(b)	2,957	161,363
M/I Homes, Inc. (a)(b)	860	125,672
		917,868

Home Furnishings - 0.2%
Daktronics, Inc. (a)	1,483	29,319
Leggett & Platt, Inc.	10,263	100,577
Sonos, Inc. (a)	5,835	85,541
		215,437

Household Products/Wares - 0.2%
Spectrum Brands Holdings, Inc.	1,176	104,394
WD-40 Co.	382	86,767
		191,161

Housewares - 0.3%
Central Garden & Pet Co. - Class A (a)	1,255	47,577
Newell Brands, Inc.	25,594	143,326
Scotts Miracle-Gro Co.	1,439	94,514
		285,417

Insurance - 2.6%
Abacus Global Management, Inc.	2,287	23,579
Assured Guaranty Ltd.	1,348	111,507
Brighthouse Financial, Inc. (a)	2,052	127,039

CNO Financial Group, Inc.	3,592	197,883
Donegal Group, Inc. - Class A	7,032	138,812
Employers Holdings, Inc.	2,957	149,476
Genworth Financial, Inc. (a)	7,184	70,619
Hagerty, Inc. - Class A (a)	13,535	156,059
Hamilton Insurance Group Ltd. - Class B	913	32,831
HCI Group, Inc.	278	48,653
Horace Mann Educators Corp.	2,052	106,930
Kemper Corp.	5,577	158,275
Lemonade, Inc. (a)	2,153	104,011
Mercury General Corp.	969	103,799
NMI Holdings, Inc. - Class A (a)	2,943	130,375
Palomar Holdings, Inc. (a)	461	61,677
Ryan Specialty Holdings, Inc. (b)	4,393	193,995
SiriusPoint Ltd. (a)	2,452	57,990
Slide Insurance Holdings, Inc. (a)	4,004	79,960
Stewart Information Services Corp.	1,426	96,383
United Fire Group, Inc.	1,368	70,260
Universal Insurance Holdings, Inc. (b)	1,198	52,365
White Mountains Insurance Group Ltd.	75	157,330
		2,429,808

Internet - 1.4%
Angi, Inc. (a)	12,259	69,509
Cargurus, Inc. (a)	1,749	63,384
ePlus, Inc.	1,027	94,905
Figs, Inc. - Class A (a)	5,768	61,718
HealthStream, Inc.	5,890	165,156
Liquidity Services, Inc. (a)	971	37,850
Magnite, Inc. (a)	5,375	103,737
Opendoor Technologies, Inc. (a)	25,173	94,902
People, Inc. (a)	1,833	76,198
Q2 Holdings, Inc. (a)	2,636	160,453
Revolve Group, Inc. (a)	4,738	118,971
Shutterstock, Inc.	499	2,695
Stubhub Holdings, Inc. - Class A (a)	7,410	62,540
Trump Media & Technology Group Corp. (a)	6,615	65,224
Upwork, Inc. (a)	8,772	80,351
		1,257,593

Investment Companies - 0.5%
Bitdeer Technologies Group (a)	3,920	41,238
Cleanspark, Inc. (a)(b)	7,347	101,095
HA Sustainable Infrastructure Capital, Inc.	4,161	157,577
MARA Holdings, Inc. (a)	15,535	175,856
		475,766

Leisure Time - 1.1%
Acushnet Holdings Corp.	1,140	115,448
Brunswick Corp.	1,920	151,680
Callaway Golf Co. (a)	5,077	93,721
Lindblad Expeditions Holdings, Inc. (a)	1,824	53,954
OneSpaWorld Holdings Ltd.	3,754	96,703
Peloton Interactive, Inc. - Class A (a)	14,490	92,591
Polaris, Inc.	3,196	214,388
Sabre Corp. (a)(b)	40,152	74,281
YETI Holdings, Inc. (a)	2,551	124,846
		1,017,612

Lodging - 0.3%
Hilton Grand Vacations, Inc. (a)	2,998	138,328
Travel + Leisure Co.	1,710	129,994
		268,322

Machinery-Construction & Mining - 0.4%
Astec Industries, Inc.	2,034	103,042
Babcock & Wilcox Enterprises, Inc. (a)	3,845	35,835
Hyster-Yale, Inc.	3,040	101,627
NANO Nuclear Energy, Inc. (a)(b)	1,492	23,738
NuScale Power Corp. (a)	9,323	78,500
		342,742

Machinery-Diversified - 1.4%
Albany International Corp. - Class A	1,955	145,667
Cactus, Inc. - Class A	2,645	171,951
Columbus McKinnon Corp.	3,888	74,533
DXP Enterprises, Inc. (a)	644	101,121
Gates Industrial Corp. Ltd. (a)	7,011	196,168
Ichor Holdings Ltd. (a)(b)	1,545	116,292
Kadant, Inc.	461	141,757
Mueller Water Products, Inc. - Class A	3,870	97,679
Tennant Co.	2,519	211,672
		1,256,840

Media - 0.2%
Liberty Latin America Ltd. - Class C (a)	8,366	67,513
Scholastic Corp.	1,300	52,845
Sphere Entertainment Co. (a)(b)	619	88,672
		209,030

Metal Fabricate/Hardware - 0.7%
Helios Technologies, Inc.	707	55,082
Hillman Solutions Corp. (a)	16,318	128,423
Proto Labs, Inc. (a)	1,026	77,001
Ryerson Holding Corp.	2,923	81,230
Worthington Steel, Inc.	1,608	57,904
Xometry, Inc. - Class A (a)	2,422	207,614
		607,254

Mining - 1.1%
Arcosa, Inc. (b)	1,426	207,055
Centrus Energy Corp. - Class A (a)	548	96,958
Century Aluminum Co. (a)	2,060	92,226
Compass Minerals International, Inc. (a)	2,684	78,749
Dakota Gold Corp. (a)	12,611	57,254
Energy Fuels, Inc./Canada (a)(b)	8,464	96,828
Hycroft Mining Holding Corp. (a)(b)	1,666	32,537
Ivanhoe Electric, Inc. (a)	5,022	45,951
Kaiser Aluminum Corp.	519	82,874
McEwen, Inc. (a)(b)	1,939	33,525
Perpetua Resources Corp. (a)(b)	2,860	52,653
United States Antimony Corp. (a)	6,127	31,064
USA Rare Earth, Inc. (a)(b)	5,664	84,677
		992,351

Miscellaneous Manufacturing - 0.5%
Avient Corp.	2,317	84,153
Enpro, Inc. (b)	520	163,238
Materion Corp.	588	123,974
Trinity Industries, Inc.	2,607	81,443
		452,808

Multi-National - 0.1%
Bladex, Inc.	970	56,794

Office Furnishings - 0.1%
Interface, Inc.	3,055	104,664

Oil & Gas - 2.9%
Amplify Energy Corp. (a)	11,229	43,905
California Resources Corp.	3,102	163,227
CNX Resources Corp. (a)	4,303	154,047
Crescent Energy Co. - Class A	7,202	82,607
CVR Energy, Inc.	1,632	58,132
Delek US Holdings, Inc.	1,965	133,365
Expro Ltd. (a)	7,032	112,160
Gulfport Energy Corp. (a)(b)	526	84,881
Helmerich & Payne, Inc.	3,173	109,691
HighPeak Energy, Inc.	18,955	135,528
Landbridge Co. LLC - Class A (b)	627	48,605
Magnolia Oil & Gas Corp. - Class A	2,158	55,482
Murphy Oil Corp.	3,422	135,990
Northern Oil & Gas, Inc. (b)	1,907	40,333
Par Pacific Holdings, Inc. (a)	3,494	300,589
Patterson-UTI Energy, Inc. (b)	15,574	163,216
PBF Energy, Inc. - Class A	4,308	311,382
Sable Offshore Corp. (a)	4,604	24,355
SandRidge Energy, Inc.	7,056	98,220
SM Energy Co.	10,123	329,200
Talos Energy, Inc. (a)	3,261	49,502
Tamboran Resources Corp. (a)	1,027	34,148
		2,668,565

Oil & Gas Services - 1.5%
Archrock, Inc.	4,509	161,242
Bristow Group, Inc.	1,929	87,422
Civeo Corp. (a)(b)	3,609	113,719
DNOW, Inc. (a)	6,630	93,616
Flowco Holdings, Inc. - Class A	2,524	51,616
Forum Energy Technologies, Inc. (a)	1,415	88,678
Innovex International, Inc. (a)	1,938	54,419
Kodiak Gas Services, Inc.	2,204	129,397
Liberty Energy, Inc. (b)	4,852	90,781
Oceaneering International, Inc. (a)	3,148	153,559
ProPetro Holding Corp. (a)(b)	3,827	42,480
Select Water Solutions, Inc.	3,086	57,153
Solaris Energy Infrastructure, Inc. (b)	1,320	67,861
TETRA Technologies, Inc. (a)	6,006	46,246
Tidewater, Inc. (a)(b)	1,785	133,982
		1,372,171

Packaging & Containers - 0.2%
Ardagh Metal Packaging SA	23,033	108,946

TriMas Corp.	1,654	66,044
		174,990

Pharmaceuticals - 2.5%
AdaptHealth Corp. (a)	5,203	56,192
Agios Pharmaceuticals, Inc. (a)	3,233	97,055
Amneal Pharmaceuticals, Inc. (a)	5,016	91,893
Amylyx Pharmaceuticals, Inc. (a)	3,715	75,452
BellRing Brands, Inc. (a)	11,884	147,243
Enanta Pharmaceuticals, Inc. (a)	2,686	33,844
Enliven Therapeutics, Inc. (a)	2,119	116,142
Herbalife Ltd. (a)	5,663	70,334
Indivior Pharmaceuticals, Inc. (a)	3,272	130,913
Mirum Pharmaceuticals, Inc. (a)	1,825	193,359
Ocular Therapeutix, Inc. (a)	5,073	41,446
Organon & Co.	17,648	239,130
ORIC Pharmaceuticals, Inc. (a)	4,753	52,616
Protagonist Therapeutics, Inc. (a)	1,772	242,126
SELLAS Life Sciences Group, Inc. (a)(b)	5,402	54,074
Spyre Therapeutics, Inc. (a)	2,314	227,536
Supernus Pharmaceuticals, Inc. (a)	2,559	114,208
Vanda Pharmaceuticals, Inc. (a)	7,539	38,449
VeraDermics, Inc. (a)(b)	1,130	118,650
Voyager Therapeutics, Inc. (a)	16,570	50,207
Xeris Biopharma Holdings, Inc. (a)	12,001	96,968
		2,287,837

Pipelines - 0.3%
Excelerate Energy, Inc. - Class A	1,199	47,085
Venture Global, Inc. - Class A	16,364	218,950
		266,035

Real Estate - 0.8%
AGNT, Inc.	23,801	96,394
FRP Holdings, Inc. (a)	5,589	124,746
McGrath RentCorp (b)	990	113,999
Newmark Group, Inc. - Class A (b)	3,840	57,581
Real Brokerage, Inc. (a)(b)	45,012	72,019
RMR Group, Inc. - Class A	5,368	102,207
St Joe Co.	2,259	140,600
		707,546

Retail - 2.9%
Academy Sports & Outdoors, Inc.	2,669	126,644
Advance Auto Parts, Inc. (b)	2,188	121,522
American Eagle Outfitters, Inc.	2,645	45,441
Bath & Body Works, Inc.	7,984	160,638
Bloomin' Brands, Inc.	18,392	159,275
Boot Barn Holdings, Inc. (a)	1,126	167,763
Camping World Holdings, Inc. - Class A	9,485	58,712
Cheesecake Factory, Inc.	1,882	190,872
Dine Brands Global, Inc.	4,210	151,307
Freshpet, Inc. (a)(b)	1,160	69,066
Group 1 Automotive, Inc. (b)	176	50,472
Kohl's Corp. (b)	3,276	62,703
La-Z-Boy, Inc.	3,403	134,010
Macy's, Inc.	7,419	184,140
PriceSmart, Inc. (b)	753	146,014

RH (a)	920	152,278
RideNow Group, Inc. - Class B (a)	5,245	32,414
Sally Beauty Holdings, Inc. (a)	7,837	117,320
Shoe Station Group, Inc. (b)	7,898	120,050
Signet Jewelers Ltd.	1,347	125,136
Victoria's Secret & Co. (a)	2,072	183,745
Warby Parker, Inc. - Class A (a)(b)	3,844	102,596
Winmark Corp.	146	48,691
		2,710,809

Savings & Loans - 1.0%
Axos Financial, Inc. (a)	1,772	179,699
Banc of California, Inc. (b)	5,358	102,606
Beacon Financial Corp.	1,798	56,655
Capitol Federal Financial, Inc.	5,131	45,358
Home Bancorp, Inc.	654	46,656
Northwest Bancshares, Inc.	3,661	57,624
Provident Financial Services, Inc.	4,503	111,134
Timberland Bancorp, Inc.	1,141	51,151
WaFd, Inc. (b)	2,508	92,219
WSFS Financial Corp. (b)	1,996	160,079
		903,181

Semiconductors - 2.3%
ACM Research, Inc. - Class A (a)	1,370	107,504
Aehr Test Systems (a)	1,621	129,648
Ambarella, Inc. (a)	1,550	133,300
Arteris, Inc. (a)	2,515	75,148
Axcelis Technologies, Inc. (a)	1,913	249,417
AXT, Inc. (a)	1,398	84,481
Diodes, Inc. (a)	1,562	128,584
Impinj, Inc. (a)	671	101,562
IPG Photonics Corp. (a)	912	77,575
Kulicke & Soffa Industries, Inc.	1,328	118,458
Navitas Semiconductor Corp. (a)	9,941	107,959
Ouster, Inc. (a)	3,160	123,272
Penguin Solutions, Inc. (a)	3,138	165,153
Photronics, Inc. (a)	1,703	51,584
Power Integrations, Inc. (b)	1,561	94,768
SkyWater Technology, Inc. (a)	1,997	65,489
Synaptics, Inc. (a)	809	86,822
Ultra Clean Holdings, Inc. (a)	1,505	125,381
Veeco Instruments, Inc. (a)(b)	2,595	129,750
		2,155,855

Software - 5.3%
ACI Worldwide, Inc. (a)	3,196	183,227
Adeia, Inc.	5,138	136,928
BigBear.ai Holdings, Inc. (a)	16,345	45,602
BILL Holdings, Inc. (a)	3,679	166,033
Box, Inc. - Class A (a)	3,963	125,033
Braze, Inc. - Class A (a)	2,787	69,452
C3.ai, Inc. - Class A (a)	17,314	158,942
CCC Intelligent Solutions Holdings, Inc. (a)	21,296	129,693
Clear Secure, Inc. - Class A (b)	2,595	143,348
Commvault Systems, Inc. (a)	2,667	314,173
Digi International, Inc. (a)	913	63,654
DoubleVerify Holdings, Inc. (a)	14,659	164,914
Doximity, Inc. - Class A (a)	6,060	126,715

EverCommerce, Inc. (a)(b)	4,790	59,109
Fastly, Inc. - Class A (a)(b)	5,170	117,152
GigaCloud Technology, Inc. - Class A (a)(b)	1,200	52,488
Gitlab, Inc. - Class A (a)	4,222	145,701
HeartFlow, Inc. (a)	4,570	115,301
Hinge Health, Inc. - Class A (a)	1,212	90,548
Innodata, Inc. (a)	973	61,134
Intapp, Inc. (a)	3,556	116,246
JFrog Ltd. (a)	2,914	232,508
Klaviyo, Inc. - Class A (a)(b)	5,329	95,069
Kodiak AI, Inc. (a)	6,189	26,922
Life360, Inc. (a)	2,865	154,853
LiveRamp Holdings, Inc. (a)	2,280	86,344
Navan, Inc. - Class A (a)	2,716	72,300
PagerDuty, Inc. (a)	18,564	196,407
Phreesia, Inc. (a)	8,323	89,306
Porch Group, Inc. (a)	6,673	96,425
Progress Software Corp. (a)	2,398	97,335
Quantum Computing, Inc. (a)(b)	6,252	50,641
RingCentral, Inc. - Class A	1,710	95,110
SoundHound AI, Inc. - Class A (a)(b)	12,598	77,226
SPS Commerce, Inc. (a)	1,985	145,679
Teradata Corp. (a)	3,830	118,692
Waystar Holding Corp. (a)	6,485	136,898
Weave Communications, Inc. (a)	21,757	142,291
Workiva, Inc. (a)	2,038	121,872
Zeta Global Holdings Corp. - Class A (a)(b)	6,515	140,724
ZoomInfo Technologies, Inc. (a)	20,414	67,366
		4,829,361

Support Activities for Mining - 0.0% (c)
NioCorp Developments Ltd. (a)	10,160	43,231

Telecommunications - 1.4%
A10 Networks, Inc.	2,009	59,406
ADTRAN Holdings, Inc. (a)(b)	5,950	50,634
Anterix, Inc. (a)	1,294	120,368
BlackSky Technology, Inc. (a)	2,061	47,506
Calix, Inc. (a)	1,061	38,090
Clearfield, Inc. (a)	2,258	68,327
Extreme Networks, Inc. (a)	7,771	234,218
IDT Corp. - Class B	742	48,868
Iridium Communications, Inc.	2,184	103,391
Keel Infrastructure Corp. (a)	18,014	71,516
Shenandoah Telecommunications Co.	4,808	57,648
Spok Holdings, Inc.	9,109	99,288
Telephone and Data Systems, Inc.	3,461	116,220
Uniti Group, Inc. (a)	10,067	97,851
Vistance Networks, Inc.	6,727	78,975
		1,292,306

Textiles - 0.1%
UniFirst Corp.	456	133,599

Transportation - 2.0%
ArcBest Corp.	562	81,125
Costamare Bulkers Holdings Ltd. (a)	2,957	57,839
Costamare, Inc.	2,284	35,585

DHT Holdings, Inc.	4,040	75,023
Dorian LPG Ltd.	1,556	73,785
Euroseas Ltd.	513	40,496
Hub Group, Inc. - Class A	2,420	112,603
International Seaways, Inc.	1,020	98,104
Marten Transport Ltd.	4,883	72,220
Matson, Inc. (b)	914	185,167
Navigator Holdings Ltd.	5,586	124,847
Nordic American Tankers Ltd.	12,318	80,436
RXO, Inc. (a)	7,356	148,959
Safe Bulkers, Inc.	6,555	51,195
Schneider National, Inc. - Class B (b)	1,539	55,004
Scorpio Tankers, Inc. (b)	1,377	107,213
SFL Corp. Ltd.	12,656	156,175
Star Bulk Carriers Corp.	2,404	69,115
StealthGas, Inc. (a)	7,126	63,564
Teekay Tankers Ltd.	877	69,607
Werner Enterprises, Inc.	1,375	51,452
		1,809,514

Trucking & Leasing - 0.4%
GATX Corp.	1,075	192,285
Greenbrier Cos., Inc.	1,870	92,097
Willis Lease Finance Corp. (b)	690	49,218
		333,600

Water - 0.4%
American States Water Co.	1,140	97,630
California Water Service Group (b)	2,109	105,682
H2O America	825	50,597
Middlesex Water Co.	1,747	100,103
		354,012
TOTAL COMMON STOCKS (Cost $68,424,968)		81,823,988

REAL ESTATE INVESTMENT TRUSTS - 6.1%	Shares	Value
Commercial Services - 0.2%
CoreCivic, Inc. (a)	4,275	127,822
GEO Group, Inc. (a)	3,583	110,679
		238,501

REITS - 5.9%
Acadia Realty Trust	3,648	81,971
Alpine Income Property Trust, Inc.	4,510	91,012
Americold Realty Trust, Inc.	12,484	175,900
Apollo Commercial Real Estate Finance, Inc.	11,686	77,361
Apple Hospitality REIT, Inc.	5,250	86,678
ARMOUR Residential REIT, Inc.	3,371	55,520
Blackstone Mortgage Trust, Inc. - Class A	6,107	88,796
BrightSpire Capital, Inc.	25,091	125,706
Broadstone Net Lease, Inc. (b)	3,852	82,471
CBL & Associates Properties, Inc.	1,539	90,355
Chimera Investment Corp.	6,058	75,604
Chiron Real Estate, Inc.	2,913	103,411
COPT Defense Properties	3,249	123,332
CTO Realty Growth, Inc.	2,794	61,384
Curbline Properties Corp. (b)	2,964	90,817
DiamondRock Hospitality Co.	8,892	117,730
Diversified Healthcare Trust	5,255	46,769

Dynex Capital, Inc. (b)		4,926	62,609
EPR Properties		2,109	130,906
Four Corners Property Trust, Inc.		3,479	89,062
Gladstone Commercial Corp.		10,925	136,562
Global Net Lease, Inc.		9,979	87,017
Independence Realty Trust, Inc.		7,190	119,570
InvenTrust Properties Corp.		2,146	75,990
Ladder Capital Corp.		16,293	155,761
LXP Industrial Trust		3,208	194,180
Macerich Co.		7,596	196,281
Medical Properties Trust, Inc. (b)		19,627	90,873
Millrose Properties, Inc.		3,354	93,845
National Health Investors, Inc. (b)		1,149	88,071
NETSTREIT Corp. (b)		2,964	63,578
One Liberty Properties, Inc.		5,727	139,223
Orion Properties, Inc.		14,769	38,990
Outfront Media, Inc. (a)		4,908	156,418
Park Hotels & Resorts, Inc.		8,104	122,046
Pebblebrook Hotel Trust		3,365	64,271
Phillips Edison & Co., Inc.		4,504	191,375
Postal Realty Trust, Inc. - Class A		2,452	56,494
Public Storage		210	68,024
Rayonier, Inc.		9,246	201,378
Sabra Health Care REIT, Inc.		7,696	162,924
Saul Centers, Inc.		4,055	138,154
Service Properties Trust		6,129	49,219
Smartstop Self Storage REIT, Inc.		4,452	149,320
Sunstone Hotel Investors, Inc.		8,836	104,000
Tanger, Inc.		4,560	185,410
Two Harbors Investment Corp. (b)		14,852	179,561
UMH Properties, Inc.		6,595	99,650
Urban Edge Properties		5,472	123,996
			5,389,575
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,096,962)			5,628,076

PURCHASED OPTIONS - 1.6% (a)	Notional Amount	Contracts	Value
Put Options - 1.6%
iShares Russell 2000 ETF (d)(e)(f)
Expiration: 09/30/2026; Exercise Price: $215.00	22,218,560	763	24,416
Expiration: 12/31/2026; Exercise Price: $222.00	22,218,560	763	135,814
Expiration: 03/31/2027; Exercise Price: $222.00	22,218,560	763	245,686
Expiration: 06/30/2027; Exercise Price: $270.00	22,218,560	763	1,014,408
TOTAL PURCHASED OPTIONS (Cost $3,039,767)			1,420,324

PREFERRED STOCKS - 0.0% (c)		Shares	Value
Media - 0.0% (c)
Liberty Latin America Ltd., Series A, 9.00%, Perpetual (a)		833	16,860
TOTAL PREFERRED STOCKS (Cost $20,127)			16,860

RIGHTS - 0.0% (c)		Shares	Value
Capital Markets - 0.0% (c)
INVESTINDUSTRIAL ADVISOR-CVR, Expires 02/10/2027 (a)		70	135

Pharmaceuticals - 0.0% (c)
Novo Nordisk AS, , Exercise Price $0.00 (a)		1,053	685
TOTAL RIGHTS (Cost $0)			820

SHORT-TERM INVESTMENTS

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 10.4%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (g)	9,560,606		9,560,606
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $9,560,606)			9,560,606

TOTAL INVESTMENTS - 107.1% (Cost $86,142,430)			98,450,674
Money Market Deposit Account - 3.3% (h)			3,003,949
Liabilities in Excess of Other Assets - (10.4)%		(0.10317)	(9,488,119)
TOTAL NET ASSETS - 100.0%			$ 91,966,504

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2026. The fair value of these securities was $9,264,385.
(c)	Represents less than 0.05% of net assets.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(g)	The rate shown represents the 7-day annualized yield as of July 31, 2026.
(h)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of July 31, 2026 was 3.45%.

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Written Options
July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.0)%	Notional Amount	Contracts	Value
Call Options - (0.0)% (a)
Russell 2000 Index (b)(c)
Expiration: 08/03/2026; Exercise Price: $3,035.00	$ (29,313,390)	(100)	$ (750)
Expiration: 08/07/2026; Exercise Price: $3,025.00	(29,020,256)	(99)	(11,633)
Expiration: 08/12/2026; Exercise Price: $3,040.00	(29,606,524)	(101)	(23,482)
TOTAL WRITTEN OPTIONS (Premiums received $275,493)			$ (35,865)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Innovator U.S. Small Cap Managed Floor ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 81,758,499	$ 65,489	$ –	$ 81,823,988
Real Estate Investment Trusts	5,628,076	–	–	5,628,076
Purchased Options	1,420,324	–	–	1,420,324
Preferred Stocks	–	16,860	–	16,860
Rights	–	–	820	820
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	9,560,606
Total Investments	$ 88,806,899	$ 82,349	$ 820	$ 98,450,674

Liabilities:
Investments:
Written Options	$ (35,865)	$ –	$ –	$ (35,865)
Total Investments	$ (35,865)	$ –	$ –	$ (35,865)

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Allocation of Portfolio Holdings as of July 31, 2026
(% of Net Assets)
Common Stocks	$ 81,823,988	89.0%
Real Estate Investment Trusts	5,628,076	6.1
Purchased Options	1,420,324	1.6
Preferred Stocks	16,860	0.0 (a)
Rights	820	0.0 (a)
Written Options	(35,865)	0.0 (a)
Investments Purchased with Proceeds from Securities Lending	9,560,606	10.4
Money Market Deposit Account	3,003,949	3.3
Liabilities in Excess of Other Assets	(9,452,254)	(10.4)
	$ 91,966,504	100.0%

(a)	Represents less than 0.05% of net assets.

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of October 31, 2025	$ 0
Ending balance as of July 31, 2026	$ 820
$0
Change in unrealized appreciation/depreciation still held as of July 31, 2026	$ 820